Costs and expenses by nature (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Costs And Expenses By Nature
Personnel	$ 59	$ 52	$ 121	$ 119
Services	33	45	60	79
Depreciation and amortization	7	9	31	19
Other	32	31	64	60
Total	$ 131	$ 137	$ 276	$ 277